Concentrations - Schedule of Concentrations (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.00%	19.00%
Customer Concentration Risk [Member] | Customer A [Member] | Trade Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	3.00%	4.00%
Customer Concentration Risk [Member] | Customer B [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage	22.00%
Customer Concentration Risk [Member] | Customer B [Member] | Trade Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	81.00%
Customer Concentration Risk [Member] | Customer C [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage		26.00%	26.00%
Customer Concentration Risk [Member] | Customer C [Member] | Trade Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		1.00%
Customer Concentration Risk [Member] | Customer D [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%
Customer Concentration Risk [Member] | Customer D [Member] | Trade Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		4.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Zhejiang Kandi Supply Chain Management Co., Ltd. [Member]
Concentration Risk [Line Items]
Concentration risk percentage	51.00%	20.00%	22.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Zhejiang Kandi Supply Chain Management Co., Ltd. [Member]
Concentration Risk [Line Items]
Concentration risk percentage	28.00%	26.00%